Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Major components of tax (expense) income
Total taxation (expense)/credit	R (1,258)	R (255)	R 139
Temporary Differences Excluding Hedge Accounted Derivatives [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	55
Tax losses2 | Mining Products
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	144
Derivative Financial Instruments [Member] | Temp differences related to hedge accounted derivatives [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	R (184)
Randfontein
Major components of tax (expense) income
Deferred Tax Rate	5.10%	10.10%	4.50%	1.80%
Mine Waste Solutions
Major components of tax (expense) income
Deferred tax assets	R 97
Parent [member]
Major components of tax (expense) income
Deferred tax assets	175
South Africa
Major components of tax (expense) income
Deferred tax (expense) income	(714)	R (197)	R 282
Deferred tax - current year	R (714)	R (197)	R 282
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | Unredeemed capital expenditure1
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	R 301
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	(464)	R (56)	R (19)
Current year tax	(467)	(61)	(14)
Prior year tax	R 3	R 5	R (5)
Applicable taxation rate	34.00%	34.00%	34.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (80)	R (2)	R (124)
Current year tax	(81)	(2)	(121)
Prior year tax	R 1	R 0	R (3)
Applicable taxation rate	28.00%	28.00%	28.00%